PIA MBS Bond Fund
Schedule of Investments
February 28, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES - 85.5%	Par	Value
Commercial Mortgage-Backed Securities - 0.3%
BX Trust, Series 2021-RISE, Class B, 5.02% (1 mo. Term SOFR + 1.36%), 11/15/2036 (a)	$371,945	$372,039

U.S. Government Securities - 85.2% (b)
FHLMC
Pool G04832, 5.00%, 10/01/2038	42,146	43,470
Pool G08741, 3.00%, 01/01/2047	244,677	226,343
Pool QD0505, 2.50%, 11/01/2051	1,350,787	1,172,401
Pool QD2700, 2.50%, 12/01/2051	1,200,248	1,047,672
Pool QD3120, 3.00%, 12/01/2051	1,352,326	1,226,999
Pool QD7063, 2.50%, 02/01/2052	669,798	585,068
Pool QD7338, 2.00%, 02/01/2052	1,175,862	978,534
Pool QF6264, 2.50%, 01/01/2053	274,756	238,804
Pool QY3029, 5.50%, 05/01/2055	1,879,772	1,911,801
Pool RA5559, 2.50%, 07/01/2051	1,708,268	1,482,695
Pool RA6012, 3.00%, 10/01/2051	1,347,464	1,220,522
Pool RA6528, 2.50%, 02/01/2052	1,681,829	1,468,550
Pool SD1285, 3.50%, 06/01/2052	1,352,291	1,276,123
Pool SD1287, 3.50%, 06/01/2052	1,337,907	1,262,555
Pool SD3275, 5.50%, 07/01/2053	1,477,491	1,506,767
Pool SD6764, 5.00%, 11/01/2054	1,899,844	1,920,619
Pool SD7191, 5.00%, 12/01/2054	1,888,015	1,898,781
Pool SD8172, 2.00%, 10/01/2051	1,676,068	1,396,623
Pool SD8193, 2.00%, 02/01/2052	1,575,057	1,310,725
Pool SD8194, 2.50%, 02/01/2052	1,141,776	996,630
Pool SD8199, 2.00%, 03/01/2052	1,195,429	995,725
Pool SD8204, 2.00%, 04/01/2052	1,614,193	1,342,786
Pool SD8214, 3.50%, 05/01/2052	1,535,025	1,449,597
Pool SD8275, 4.50%, 12/01/2052	1,194,823	1,186,248
Pool SD8284, 3.00%, 01/01/2053	2,246,451	2,035,710
Pool SD8312, 2.50%, 01/01/2053	987,328	860,083
Pool SD8336, 3.50%, 04/01/2053	1,661,664	1,568,063
Pool SD8341, 5.00%, 07/01/2053	1,690,619	1,706,414
Pool SD8383, 5.50%, 12/01/2053	1,570,330	1,599,365
Pool SD8406, 4.00%, 01/01/2054	1,859,611	1,810,552
Pool SD8428, 4.00%, 05/01/2054	1,367,181	1,330,547
FNMA
Pool AU3363, 3.00%, 08/01/2043	333,456	313,822
Pool AZ0504, 3.00%, 06/01/2045	440,492	412,253
Pool BM4135, 4.50%, 05/01/2048	314,996	317,526
Pool BU7884, 2.50%, 01/01/2052	1,367,091	1,192,889
Pool BV2451, 3.00%, 06/01/2052	1,777,128	1,610,526
Pool BV5577, 2.50%, 05/01/2052	1,738,055	1,511,736
Pool BW1298, 5.50%, 11/01/2052	1,414,943	1,444,562
Pool BW9886, 4.50%, 10/01/2052	1,595,943	1,584,483
Pool CB0381, 2.00%, 05/01/2051	1,772,260	1,470,774
Pool FM7827, 3.00%, 12/01/2050	922,275	844,816
Pool FM8407, 3.00%, 08/01/2051	1,033,334	941,609
Pool FM9646, 2.00%, 11/01/2051	1,104,712	916,766
Pool FS5387, 2.50%, 05/01/2052	1,786,647	1,550,689
Pool MA2670, 3.00%, 07/01/2046	291,254	270,810
Pool MA3415, 4.00%, 07/01/2048	108,955	106,811
Pool MA4547, 2.00%, 02/01/2052	1,596,076	1,328,218
Pool MA4548, 2.50%, 02/01/2052	1,514,595	1,322,055
Pool MA4563, 2.50%, 03/01/2052	1,467,040	1,280,088
Pool MA4577, 2.00%, 04/01/2052	1,398,713	1,163,539
Pool MA4578, 2.50%, 04/01/2052	1,566,965	1,367,274
Pool MA4579, 3.00%, 04/01/2052	1,533,179	1,391,856
Pool MA4654, 3.50%, 07/01/2052	1,317,580	1,244,322
Pool MA4732, 4.00%, 09/01/2052	1,210,957	1,179,054
Pool MA4783, 4.00%, 10/01/2052	1,197,487	1,165,406
Pool MA4867, 4.50%, 01/01/2053	1,687,911	1,677,299
Pool MA4940, 5.00%, 03/01/2053	1,587,225	1,603,275
Pool MA5037, 4.50%, 06/01/2053	1,667,048	1,655,450
Pool MA5441, 4.00%, 08/01/2054	1,906,516	1,855,431
Pool MA5645, 5.00%, 03/01/2055	1,871,462	1,882,181
Pool MA5997, 5.00%, 03/01/2056	2,000,000	2,010,834
GNMA
Pool 726311, 5.00%, 09/15/2039	96,531	99,000
Pool AW1730, 3.00%, 05/15/2047	727,700	673,631
Pool AZ5554, 3.00%, 08/15/2047	307,248	284,420
Pool MA6089, 3.00%, 08/20/2049	120,680	111,420
Pool MA6153, 3.00%, 09/20/2049	316,721	291,929
Pool MA6338, 3.00%, 12/20/2049	334,075	307,607
Pool MA7826, 2.00%, 01/20/2052	1,459,680	1,237,903
Pool MA7827, 2.50%, 01/20/2052	1,427,270	1,261,191
Pool MA7880, 2.00%, 02/20/2052	1,595,119	1,352,761
Pool MA7936, 2.50%, 03/20/2052	1,074,540	949,503
Pool MA7987, 2.50%, 04/20/2052	1,551,838	1,371,260
Pool MA8044, 3.50%, 05/20/2052	1,306,235	1,243,459
Pool MA8099, 3.50%, 06/20/2052	1,481,107	1,411,765
Pool MA8147, 2.50%, 07/20/2052	1,506,075	1,331,987
Pool MA8266, 3.50%, 09/20/2052	1,261,529	1,201,685
Pool MA8267, 4.00%, 09/20/2052	1,567,924	1,524,140
Pool MA9538, 4.00%, 03/20/2054	1,892,438	1,828,184
Pool MA9723, 4.50%, 06/20/2054	1,428,143	1,413,168
		93,568,139
TOTAL MORTGAGE-BACKED SECURITIES (Cost $96,412,975)		93,940,178

ASSET-BACKED SECURITIES - 2.6%	Par	Value
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 07/15/2060 (a)	1,326,938	1,135,958
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00%, 09/17/2041 (a)	1,500,000	1,472,873
SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/2028 (a)	233,056	233,389
TOTAL ASSET-BACKED SECURITIES (Cost $2,988,690)		2,842,220

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 10.8%	Par	Value
3.79%, 03/24/2026 (c)	2,000,000	1,995,590
3.55%, 04/09/2026 (c)	3,000,000	2,988,545
3.62%, 05/28/2026 (c)	2,500,000	2,478,363
3.55%, 06/18/2026 (c)	4,500,000	4,451,872
TOTAL U.S. TREASURY BILLS (Cost $11,914,380)		11,914,370

MONEY MARKET FUNDS - 0.8%	Shares	Value
Fidelity Government Portfolio - Institutional Class, 3.55% (d)	836,720	836,720
TOTAL MONEY MARKET FUNDS (Cost $836,720)		836,720

TOTAL INVESTMENTS - 99.7% (Cost $112,152,765)		109,533,488
Other Assets in Excess of Liabilities - 0.3%		293,271
TOTAL NET ASSETS - 100.0%		$109,826,759

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $3,214,259 or 2.9% of the Fund’s net assets.

(b)	To the extent that the Fund invests more heavily in a particular state, its performance will be especially sensitive to developments that significantly affect that state.
(c)	The rate shown is the annualized yield as of February 28, 2026.
(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

PIA MBS Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$–	$93,940,178	$–	$93,940,178
Asset-Backed Securities	–	2,842,220	–	2,842,220
U.S. Treasury Bills	–	11,914,370	–	11,914,370
Money Market Funds	836,720	–	–	836,720
Total Investments	$836,720	$108,696,768	$–	$109,533,488